SCHEDULE 1 BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 36,262	$ 78,177	$ 53,263	$ 71,336
Prepaid expenses and other current assets	6,448	4,511
Total current assets	140,789	192,756
Investments in equity method investee	26,962	27,352	17,843
Acquired intangible assets, net	9,055	16,459
TOTAL ASSETS	249,151	284,680
Current liabilities:
Short-term bank borrowing	81,000	45,000
Accrued expenses and other current liabilities	5,040	8,349
Total liabilities	93,468	62,610
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 265,824,928 (2014: 353,016,455) shares issued and outstanding	1	1
Additional paid-in capital	63,426	63,046
Treasury Stock	(103,736)	(70,479)
Accumulated other comprehensive income	31,863	36,937
Retained earnings	164,163	192,598
Total Actions Semiconductor Co., Ltd. shareholders' equity	155,717	222,103
TOTAL LIABILITIES AND EQUITY	249,151	284,680
Parent Company [Member]
Current assets:
Cash and cash equivalents	572	14,369	$ 688	$ 1,255
Amounts due from subsidiaries	8,024	7,768
Prepaid expenses and other current assets	19	137
Total current assets	8,615	22,274
Investment in subsidiaries	305,376	334,201
Investments in equity method investee	23,626	24,020
Acquired intangible assets, net	3,396	4,661
TOTAL ASSETS	341,013	385,156
Current liabilities:
Short-term bank borrowing	38,000	10,000
Accrued expenses and other current liabilities	401	903
Amounts due to subsidiaries	146,895	152,150
Total liabilities	185,296	163,053
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 265,824,928 (2014: 353,016,455) shares issued and outstanding	1	1
Additional paid-in capital	63,426	63,046
Treasury Stock	(103,736)	(70,479)
Accumulated other comprehensive income	31,863	36,937
Retained earnings	164,163	192,598
Total Actions Semiconductor Co., Ltd. shareholders' equity	155,717	222,103
TOTAL LIABILITIES AND EQUITY	$ 341,013	$ 385,156